Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Interest expense	₩ (3,954,905)	₩ (4,891,296)	₩ (5,969,398)
Profit before income taxes	5,583,664	4,753,871	4,911,508
Income tax expense	1,471,036	1,255,795	1,269,124
Profit for the year	4,112,628	3,498,076	3,642,384
Parent Company only
Income
Dividends from banking subsidiaries	772,420	892,420	892,310
Dividends from non-banking subsidiaries	807,803	495,110	428,634
Interest income from banking subsidiaries	173	194	263
Interest income from non-banking subsidiaries	75,013	68,914	38,968
Other income	235,746	268,784	125,324
Total income	1,891,155	1,725,422	1,485,499
Expenses
Interest expense	(210,535)	(231,205)	(206,815)
Other expense	(259,188)	(216,708)	(147,589)
Total expenses	(469,723)	(447,913)	(354,404)
Profit before income taxes	1,421,432	1,277,509	1,131,095
Income tax expense	7,476	3,066	1,922
Profit for the year	₩ 1,413,956	₩ 1,274,443	₩ 1,129,173